Lease (Details) - Schedule of Supplemental Cash Flow Information Lease - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Supplemental cash flow information for our leases was as follows
Operating cash paid for operating lease	$ 76	$ 111	$ 71